Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Balance, period start	$ 3,013,038
- Depreciation for the period	(156,733)	$ (152,640)	$ (142,293)
Balance, period end	2,881,551	3,013,038
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	3,818,440	3,529,881
- Acquisitions, improvements and other vessel costs	25,246	288,559
Balance, period end	3,843,686	3,818,440	3,529,881
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	(805,402)	(652,762)
- Depreciation for the period	(156,733)	(152,640)
Balance, period end	(962,135)	(805,402)	(652,762)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	3,013,038	2,877,119
- Acquisitions, improvements and other vessel costs	25,246	288,559
- Depreciation for the period	(156,733)	(152,640)
Balance, period end	$ 2,881,551	$ 3,013,038	$ 2,877,119